DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 1.6%
Cable One, Inc.	36	$46,912
John Wiley & Sons, Inc., Class A	319	16,894
New York Times Co., Class A	1,222	42,147
TEGNA, Inc.	1,617	35,412
TripAdvisor, Inc.*	724	17,984
Ziff Davis, Inc.*	353	26,948

(Cost $225,719)		186,297

Consumer Discretionary - 14.6%
Adient PLC*	693	24,525
American Eagle Outfitters, Inc. (a)	1,123	13,600
AutoNation, Inc.*	293	35,031
Boyd Gaming Corp.	600	35,262
Brunswick Corp.	564	42,430
Callaway Golf Co.*	857	18,605
Capri Holdings Ltd.*	1,080	52,639
Carter’s, Inc.	309	23,808
Columbia Sportswear Co.	252	19,601
Cracker Barrel Old Country Store, Inc.	172	17,546
Crocs, Inc.*	430	23,977
Dana, Inc.	1,055	17,471
Deckers Outdoor Corp.*	199	53,443
Dick’s Sporting Goods, Inc. (a)	461	37,447
Five Below, Inc.*	410	53,542
Foot Locker, Inc.	639	21,074
Gap, Inc. (a)	1,557	17,174
Goodyear Tire & Rubber Co.*(a)	2,056	26,563
Graham Holdings Co., Class B	29	17,778
Grand Canyon Education, Inc.*	289	25,770
H&R Block, Inc.	1,203	42,394
Hanesbrands, Inc.	2,555	30,328
Harley-Davidson, Inc.	1,125	39,577
KB Home	626	21,591
Kohl’s Corp.	1,018	41,046
Lear Corp.	437	61,600
Leggett & Platt, Inc.	975	38,191
Lithia Motors, Inc.	222	67,592
Macy’s, Inc.	2,188	51,746
Marriott Vacations Worldwide Corp.	312	46,089
Nordstrom, Inc.	815	21,540
Papa John’s International, Inc. (a)	237	20,858
Polaris, Inc.	417	44,431
RH*	127	36,840
Service Corp. International	1,206	84,456
Taylor Morrison Home Corp.*	899	26,044
Tempur Sealy International, Inc.	1,408	37,129
Texas Roadhouse, Inc.	509	39,687
Thor Industries, Inc. (a)	407	30,920
Toll Brothers, Inc.	822	41,486
Travel + Leisure Co.	631	32,250
Urban Outfitters, Inc.*	480	10,104
Visteon Corp.*	205	23,003
Wendy’s Co.	1,292	24,083
Williams-Sonoma, Inc.	534	68,309
Wingstop, Inc.	219	17,446
Wyndham Hotels & Resorts, Inc.	681	54,569
YETI Holdings, Inc.*	641	29,326

(Cost $1,831,723)		1,659,921

Consumer Staples - 3.4%
BJ’s Wholesale Club Holdings, Inc.*	995	57,581
Coty, Inc., Class A*	2,516	17,838
Darling Ingredients, Inc.*	1,184	94,803
Flowers Foods, Inc.	1,453	40,103
Grocery Outlet Holding Corp.*(a)	639	24,442
Hain Celestial Group, Inc.*	668	17,602
Ingredion, Inc.	487	46,114
Nu Skin Enterprises, Inc., Class A	365	17,027
Pilgrim’s Pride Corp.*	356	11,862
Sanderson Farms, Inc.	155	30,922
Sprouts Farmers Market, Inc.*	821	22,241

(Cost $345,565)		380,535

Energy - 4.4%
CNX Resources Corp.*	1,481	32,167
EQT Corp.	2,201	105,032
Equitrans Midstream Corp.	2,974	23,405
HF Sinclair Corp.	1,094	53,715
Murphy Oil Corp.	1,062	45,050
NOV, Inc.	2,872	57,440
Range Resources Corp.*	1,827	62,027
Targa Resources Corp.	1,675	120,634

(Cost $385,948)		499,470

Financials - 15.4%
Affiliated Managers Group, Inc.	297	39,685
Alleghany Corp.*	100	83,378
Associated Banc-Corp.	1,094	22,646
Bank of Hawaii Corp.	294	23,367
Bank OZK	885	36,701
Brighthouse Financial, Inc.*	570	27,998
Cadence Bank	1,378	36,834
CNO Financial Group, Inc.	880	18,102
Commerce Bancshares, Inc.	809	55,967
East West Bancorp, Inc.	1,038	76,334
Evercore, Inc., Class A	285	32,547
First American Financial Corp.	803	48,654
First Horizon Corp.	3,906	89,174
FNB Corp.	2,484	30,181
Fulton Financial Corp.	1,178	18,671
Hancock Whitney Corp.	635	31,648
Hanover Insurance Group, Inc.	260	38,116
Janus Henderson Group PLC	1,237	34,772
Jefferies Financial Group, Inc.	1,415	46,723
Kemper Corp.	438	23,140

Kinsale Capital Group, Inc.	157	34,521
MGIC Investment Corp.	2,343	32,638
Navient Corp.	1,126	18,016
Old National Bancorp.	2,159	34,328
PacWest Bancorp	875	27,632
Pinnacle Financial Partners, Inc.	556	45,270
Primerica, Inc.	288	36,288
Prosperity Bancshares, Inc.	674	48,865
Reinsurance Group of America, Inc.	491	61,792
RenaissanceRe Holdings Ltd.	322	49,433
SEI Investments Co.	769	44,933
Selective Insurance Group, Inc.	440	34,892
SLM Corp.	2,040	39,964
Stifel Financial Corp.	765	49,090
Synovus Financial Corp.	1,061	45,252
Texas Capital Bancshares, Inc.*	371	20,973
UMB Financial Corp.	315	29,090
Umpqua Holdings Corp.	1,585	27,975
Unum Group	1,495	54,493
Valley National Bancorp	3,082	39,172
Voya Financial, Inc. (a)	790	54,202
Webster Financial Corp.	1,316	64,602
Wintrust Financial Corp.	417	36,442

(Cost $1,701,787)		1,744,501

Health Care - 9.4%
Acadia Healthcare Co., Inc.*	658	46,830
Amedisys, Inc.*	239	27,703
Arrowhead Pharmaceuticals, Inc.*	772	25,754
Azenta, Inc.	547	41,922
Encompass Health Corp.	728	47,713
Enovis Corp.*	331	21,959
Envista Holdings Corp.*	1,180	50,787
Exelixis, Inc.*	2,315	42,434
Haemonetics Corp.*	374	23,659
Halozyme Therapeutics, Inc.*	1,029	47,313
HealthEquity, Inc.*	612	38,299
ICU Medical, Inc.*	145	26,338
Integra LifeSciences Holdings Corp.*	533	33,387
Jazz Pharmaceuticals PLC*	449	67,206
LHC Group, Inc.*	232	38,665
LivaNova PLC*	390	26,547
Neurocrine Biosciences, Inc.*	694	64,882
NuVasive, Inc.*	378	21,701
Patterson Cos., Inc.	634	20,028
Penumbra, Inc.*	257	37,758
Perrigo Co. PLC	979	39,023
Progyny, Inc.*	509	16,090
QuidelOrtho Corp.*	365	34,686
R1 RCM, Inc.*	977	20,976
STAAR Surgical Co.*	348	22,947
Syneos Health, Inc.*	758	56,009
Tenet Healthcare Corp.*	784	50,733
United Therapeutics Corp.*	329	75,782

(Cost $1,124,379)		1,067,131

Industrials - 17.8%
Acuity Brands, Inc.	256	44,805
AECOM	1,034	72,225
AGCO Corp.	448	57,402
Avis Budget Group, Inc.*(a)	293	55,752
Axon Enterprise, Inc.*	501	50,781
Brink’s Co.	359	21,838
Carlisle Cos., Inc.	382	97,192
Chart Industries, Inc.*	260	45,729
Clean Harbors, Inc.*	366	34,184
Donaldson Co., Inc.	903	47,209
EMCOR Group, Inc.	391	41,301
EnerSys	302	20,451
Flowserve Corp.	953	30,019
FTI Consulting, Inc.*	251	42,168
Graco, Inc.	1,243	78,682
Hubbell, Inc.	398	75,564
IAA, Inc.*	987	38,523
Insperity, Inc.	261	26,118
ITT, Inc.	626	46,211
Kennametal, Inc.	608	16,866
Kirby Corp.*	439	29,646
Knight-Swift Transportation Holdings, Inc.	1,214	59,049
Lennox International, Inc.	247	51,598
Lincoln Electric Holdings, Inc.	431	58,538
ManpowerGroup, Inc.	396	35,486
MasTec, Inc.*	430	35,944
Middleby Corp.*	407	61,644
MillerKnoll, Inc.	554	16,731
MSA Safety, Inc.	267	34,040
nVent Electric PLC	1,230	43,542
Owens Corning	734	70,156
Regal Rexnord Corp.	496	61,975
Ryder System, Inc.	393	31,448
Saia, Inc.*	193	38,135
Stericycle, Inc.*	672	33,970
Sunrun, Inc.*(a)	1,514	39,546
Terex Corp.	510	18,049
Tetra Tech, Inc.	395	53,313
Timken Co.	505	30,840
Toro Co.	767	63,270
Trex Co., Inc.*	843	53,716
Univar Solutions, Inc.*	1,250	38,400
Valmont Industries, Inc.	155	39,796
Watts Water Technologies, Inc., Class A	202	26,428
Werner Enterprises, Inc.	438	17,770
XPO Logistics, Inc.*	722	38,584

(Cost $1,995,000)		2,024,634

Information Technology - 12.9%
ACI Worldwide, Inc.*	859	22,884

Amkor Technology, Inc.	733	14,983
Arrow Electronics, Inc.*	498	60,084
Avnet, Inc.	723	35,029
Belden, Inc.	328	18,886
Bread Financial Holdings, Inc.	364	20,056
Calix, Inc.*	401	14,813
CDK Global, Inc.	854	46,509
Ciena Corp.*	1,133	57,579
Cirrus Logic, Inc.*	419	34,165
CMC Materials, Inc.	210	37,157
Coherent, Inc.*	181	49,044
CommVault Systems, Inc.*	326	19,889
Digital Turbine, Inc.*	645	16,402
Envestnet, Inc.*(a)	400	26,648
Fair Isaac Corp.*	193	79,043
First Solar, Inc.*	723	51,051
Genpact Ltd.	1,247	55,329
Jabil, Inc.	1,049	64,535
Littelfuse, Inc.	180	48,636
LiveRamp Holdings, Inc.*	498	12,749
Lumentum Holdings, Inc.*(a)	528	45,450
Manhattan Associates, Inc.*	462	55,870
Maximus, Inc.	453	29,395
National Instruments Corp.	964	34,049
Paylocity Holding Corp.*	291	50,884
Power Integrations, Inc.	433	36,537
Semtech Corp.*	472	30,250
Silicon Laboratories, Inc.*	279	41,616
Synaptics, Inc.*	289	42,807
TD SYNNEX Corp.	303	31,467
Teradata Corp.*	794	30,513
Universal Display Corp.	318	40,167
Vishay Intertechnology, Inc.	971	19,847
Western Union Co.	2,880	52,243
WEX, Inc.*	328	55,852
Wolfspeed, Inc.*	904	68,008
Xerox Holdings Corp.	898	16,900

(Cost $1,549,298)		1,467,326

Materials - 7.4%
Alcoa Corp.	1,347	83,137
AptarGroup, Inc.	480	51,403
Ashland Global Holdings, Inc.	387	41,417
Avient Corp.	669	32,915
Cabot Corp.	413	31,227
Chemours Co.	1,170	50,415
Cleveland-Cliffs, Inc.*	3,497	81,060
Commercial Metals Co.	889	35,320
Greif, Inc., Class A	217	12,905
Ingevity Corp.*	287	19,998
Louisiana-Pacific Corp.	643	44,406
Minerals Technologies, Inc.	243	16,101
NewMarket Corp.	50	16,476
Scotts Miracle-Gro Co. (a)	297	28,102
Sensient Technologies Corp.	308	26,931
Sonoco Products Co.	716	41,865
Steel Dynamics, Inc.	1,379	117,739
United States Steel Corp. (a)	1,908	47,834
Valvoline, Inc.	1,311	43,866
Worthington Industries, Inc.	239	11,147

(Cost $754,897)		834,264

Real Estate - 10.0%
American Campus Communities, Inc. REIT	1,018	66,170
Brixmor Property Group, Inc. REIT	2,178	53,100
Corporate Office Properties Trust REIT	822	22,720
Cousins Properties, Inc. REIT	1,087	37,556
Douglas Emmett, Inc. REIT	1,284	36,299
EastGroup Properties, Inc. REIT	297	47,980
First Industrial Realty Trust, Inc. REIT	953	50,652
Healthcare Realty Trust, Inc. REIT	1,079	31,367
Highwoods Properties, Inc. REIT	767	30,135
Hudson Pacific Properties, Inc. REIT	1,115	22,200
JBG SMITH Properties REIT	835	21,551
Jones Lang LaSalle, Inc.*	369	72,811
Kilroy Realty Corp. REIT	768	46,618
Lamar Advertising Co., Class A REIT	635	62,198
Life Storage, Inc. REIT	600	70,056
Macerich Co. REIT	1,559	18,318
Medical Properties Trust, Inc. REIT	4,366	81,120
National Storage Affiliates Trust REIT	599	31,418
Park Hotels & Resorts, Inc. REIT	1,730	31,244
Pebblebrook Hotel Trust REIT	961	21,632
Physicians Realty Trust REIT	1,612	29,903
PotlatchDeltic Corp. REIT	506	26,545
PS Business Parks, Inc. REIT	148	27,769
Rayonier, Inc. REIT	1,063	43,817
Rexford Industrial Realty, Inc. REIT	1,173	74,919
SL Green Realty Corp. REIT	469	28,970
STORE Capital Corp. REIT	1,795	49,524

(Cost $1,158,550)		1,136,592

Utilities - 2.1%
Essential Utilities, Inc.	1,683	77,856
Hawaiian Electric Industries, Inc.	800	34,536
ONE Gas, Inc.	392	34,112
Spire, Inc.	378	29,597
UGI Corp.	1,535	65,606

(Cost $217,233)		241,707

TOTAL COMMON STOCKS
(Cost $11,290,099)		11,242,378

EXCHANGE-TRADED FUNDS - 0.9%
iShares ESG Screened S&P Mid-Cap ETF
(Cost $108,390)	3,050	103,441

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $52,148)	52,148	52,148

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $6,403)	6,403	6,403

TOTAL INVESTMENTS - 100.4%
(Cost $11,457,040)		11,404,370
Other assets and liabilities, net - (0.4%)		(50,038)

NET ASSETS - 100.0%		$11,354,332

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
1,305	50,843 (d)	—	—	—	25	—	52,148	52,148
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
10,177	365,083	(368,857)	—	—	8	—	6,403	6,403

11,482	415,926	(368,857)	—	—	33	—	58,551	58,551

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $386,160, which is 3.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $355,426.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$11,242,378	$—	$—	$11,242,378
Exchange-Traded Funds	103,441	—	—	103,441
Short-Term Investments (a)	58,551	—	—	58,551

TOTAL	$11,404,370	$—	$—	$11,404,370

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

MIDE-PH3

R-089711-1 (5/24) DBX005195 (5/24)